CONSOLIDATED STATEMENTS OF CASH FLOWS - 10Q - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES:
Net loss	$ (5,769,143)	$ (3,999,560)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	739,771	733,459
Amortization	788,013	736,205
Employee stock compensation	182,589	192,449
Income tax benefit	(362,533)	(332,837)
Amortization of debt discounts	36,820	0
Non-cash lease expense	457,835	105,281
Write off of inventory	46,054	66,789
Bad debt expense	134,306	113,727
Change in current assets and liabilities:
Accounts receivable	1,465,110	(1,855,245)
Inventory	(50,344)	1,760,757
Contract assets	(432,644)	(329,702)
Prepaid expenses and other assets	(156,930)	(881,906)
Accounts payable	3,222,028	(397,124)
Accrued expenses	(493,627)	(29,364)
Contract liabilities	415,857	(1,680,316)
Operating lease liability	(255,404)	(103,375)
Net cash used in operating activities	(32,242)	(5,900,762)
INVESTING ACTIVITIES:
Capital expenditures	(1,501,923)	(363,053)
Net cash used in investing activities	(1,501,923)	(363,053)
FINANCING ACTIVITIES:
Proceeds from issuances of notes payable, non-related party	850,145	0
Proceeds from issuances of convertible notes payable	535,000	0
Net proceeds/(repayments) from line of credit	(1,780,589)	3,816,742
Repayments of notes payable, non-related parties	(89,600)	(210,194)
Cash paid on financing lease obligations	(179,032)	(157,585)
Net cash provided by financing activities	(664,076)	3,448,963
NET INCREASE (DECREASE) IN CASH	(2,198,241)	(2,814,852)
CASH , BEGINNING BALANCE	2,673,541	3,715,666
CASH, ENDING BALANCE	475,300	900,814
CASH PAID FOR:
Interest	998,870	579,793
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES:
Equipment purchased on note payable	0	182,586
Series B Preferred Share Removal	1	0
Conversion of Series D preferred stock for common stock	$ 0	$ 400,092